Restricted cash (Tables)	12 Months Ended
Dec. 31, 2020
Restricted cash
Schedule of restricted cash

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Pledged bank deposits	3,367,396	2,248,938
Accrued interest	71,727	29,561
Time deposits with initial terms over three months	1,166	2,000
	3,440,289	2,280,499